Horizon Multi-Factor U.S. Equity Fund
Schedule of Investments
February 28, 2026 (Unaudited)

COMMON STOCKS - 96.7%	Shares	Value
Aerospace & Defense - 1.3%
L3Harris Technologies, Inc.	7,321	$2,668,798
Northrop Grumman Corp.	5,761	4,173,153
RTX Corp.	14,781	2,994,926
		9,836,877

Air Freight & Logistics - 0.7%
Expeditors International of Washington, Inc.	12,414	1,800,402
FedEx Corp.	7,665	2,966,355
		4,766,757

Automobiles - 0.5%
General Motors Co.	46,384	3,650,885

Banks - 2.3%
Bank of America Corp.	261,260	13,018,586
M&T Bank Corp.	7,473	1,621,492
US Bancorp	48,134	2,631,004
		17,271,082

Beverages - 2.0%
Coca-Cola Co.	85,949	7,010,001
Monster Beverage Corp. (a)	47,887	4,084,761
PepsiCo, Inc.	20,164	3,422,637
		14,517,399

Biotechnology - 3.0%
AbbVie, Inc.	45,580	10,578,207
Biogen, Inc. (a)	11,801	2,263,668
Gilead Sciences, Inc.	50,057	7,455,990
Incyte Corp. (a)	18,753	1,899,116
		22,196,981

Broadline Retail - 0.3%
eBay, Inc.	20,588	1,870,626

Building Products - 0.8%
Allegion PLC	10,100	1,627,615
AO Smith Corp.	20,734	1,617,252
Trane Technologies PLC	5,551	2,566,338
		5,811,205

Capital Goods - 0.6%
General Dynamics Corp.	12,705	4,536,320

Capital Markets - 3.0%
CBOE Global Markets, Inc.	7,794	2,336,018
Charles Schwab Corp.	22,413	2,133,718
CME Group, Inc.	7,991	2,553,124
Goldman Sachs Group, Inc.	6,422	5,520,158
Interactive Brokers Group, Inc. - Class A	31,689	2,255,940
Invesco, Ltd.	65,827	1,728,617
Nasdaq, Inc.	21,185	1,855,382
S&P Global, Inc.	7,677	3,392,313
		21,775,270

Chemicals - 1.1%
CF Industries Holdings, Inc.	20,496	2,040,172
Corteva, Inc.	30,445	2,439,253
Ecolab, Inc.	5,643	1,740,019
Linde PLC	4,276	2,172,550
		8,391,994

Commercial Services & Supplies - 1.0%
Republic Services, Inc.	10,179	2,330,991
Veralto Corp.	19,870	1,935,934
Waste Management, Inc.	13,451	3,239,539
		7,506,464

Communications Equipment - 1.7%
Arista Networks, Inc. (a)	34,998	4,672,233
Cisco Systems, Inc.	57,354	4,557,349
F5, Inc. (a)	5,827	1,581,215
Motorola Solutions, Inc.	4,091	1,972,925
		12,783,722

Construction & Engineering - 0.3%
EMCOR Group, Inc.	2,821	2,044,153

Construction Materials - 0.3%
Vulcan Materials Co.	6,022	1,866,820

Consumer Finance - 0.8%
American Express Co.	17,915	5,533,943

Consumer Staples Distribution & Retail - 1.7%
Costco Wholesale Corp.	9,078	9,175,951
Dollar Tree, Inc. (a)	15,062	1,905,042
Kroger Co.	23,903	1,631,141
		12,712,134

Containers & Packaging - 0.5%
Avery Dennison Corp.	8,366	1,642,664
Packaging Corp. of America	8,730	2,026,582
		3,669,246

Diversified Telecommunication Services - 0.9%
AT&T, Inc.	246,153	6,894,745

Electric Utilities - 1.0%
Evergy, Inc.	18,078	1,512,406
Eversource Energy	28,794	2,194,391
FirstEnergy Corp.	32,084	1,641,417
NRG Energy, Inc.	9,947	1,780,115
		7,128,329

Electrical Equipment - 0.4%
AMETEK, Inc.	13,574	3,247,172

Electronic Equipment, Instruments & Components - 1.4%
Amphenol Corp. - Class A	40,144	5,863,433
TE Connectivity PLC	14,052	3,234,068
Zebra Technologies Corp. - Class A (a)	5,720	1,281,051
		10,378,552

Entertainment - 1.1%
Netflix, Inc. (a)	81,928	7,884,751

Financial Services - 4.4%
Berkshire Hathaway, Inc. - Class B (a)	50,186	25,341,421
MasterCard, Inc. - Class A	13,610	7,039,228
		32,380,649

Food Products - 0.3%
Tyson Foods, Inc. - Class A	30,814	2,002,602

Ground Transportation - 0.6%
JB Hunt Transport Services, Inc.	10,178	2,375,647
Uber Technologies, Inc. (a)	30,547	2,303,855
		4,679,502

Health Care Equipment & Services - 0.2%
Universal Health Services, Inc. - Class B	8,060	1,661,166

Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp. (a)	31,169	2,395,338
Intuitive Surgical, Inc. (a)	9,401	4,733,497
STERIS PLC	8,196	2,068,261
		9,197,096

Health Care Providers & Services - 2.9%
Cardinal Health, Inc.	12,003	2,751,448
CVS Health Corp.	47,853	3,823,455
Elevance Health, Inc.	8,360	2,675,200
HCA Healthcare, Inc.	9,629	5,100,481
McKesson Corp.	5,038	4,974,370
Quest Diagnostics, Inc.	9,576	2,029,250
		21,354,204

Hotels, Restaurants & Leisure - 2.0%
Booking Holdings, Inc.	663	2,810,689
Darden Restaurants, Inc.	9,817	2,099,365
Expedia Group, Inc.	8,018	1,729,402
Las Vegas Sands Corp.	37,061	2,102,100
McDonald's Corp.	10,175	3,470,286
Yum! Brands, Inc.	14,966	2,516,683
		14,728,525

Household Durables - 0.6%
NVR, Inc. (a)	286	2,150,088
PulteGroup, Inc.	17,298	2,373,285
		4,523,373

Household Products - 1.4%
Church & Dwight Co., Inc.	18,581	1,948,404
Procter & Gamble Co.	47,720	7,978,784
		9,927,188

Industrial Conglomerates - 0.4%
Honeywell International, Inc.	13,393	3,262,401

Insurance - 3.0%
Allstate Corp.	12,691	2,722,473
Arch Capital Group Ltd. (a)	23,786	2,382,168
Chubb Ltd.	16,046	5,469,440
Globe Life, Inc.	12,733	1,849,596
Hartford Insurance Group, Inc.	18,764	2,642,534
Loews Corp.	18,903	2,079,708
Travelers Cos., Inc.	10,827	3,341,645
WR Berkley Corp.	26,539	1,902,846
		22,390,410

Interactive Media & Services - 6.9%
Alphabet, Inc. - Class A	126,085	39,308,259
Meta Platforms, Inc. - Class A	18,316	11,872,065
		51,180,324

IT Services - 0.2%
VeriSign, Inc.	6,681	1,522,867

Machinery - 2.1%
Cummins, Inc.	6,124	3,575,620
Otis Worldwide Corp.	18,201	1,684,684
Parker-Hannifin Corp.	3,299	3,329,285
Pentair PLC	13,367	1,325,873
Snap-on, Inc.	4,323	1,665,306
Wabtec Corp.	7,563	1,996,254
Xylem, Inc.	12,784	1,656,295
		15,233,317

Materials - 1.2%
Freeport-McMoRan, Inc.	37,453	2,549,800
Newmont Goldcorp Corp.	48,686	6,329,180
		8,878,980

Media - 0.6%
Comcast Corp. - Class A	139,755	4,326,815
Versant Media Group, Inc. (a)	5,590	186,259
		4,513,074

Multi-Utilities - 0.5%
Ameren Corp.	16,632	1,884,073
NiSource, Inc.	37,623	1,779,568
		3,663,641

Oil, Gas & Consumable Fuels - 5.1%
Chevron Corp.	59,574	11,126,040
ConocoPhillips	39,365	4,466,353
Coterra Energy, Inc.	74,672	2,284,216
Devon Energy Corp.	54,435	2,369,556
EQT Corp.	38,263	2,350,113
Expand Energy Corp.	18,281	1,972,886
Exxon Mobil Corp.	86,293	13,159,683
		37,728,847

Passenger Airlines - 0.2%
United Airlines Holdings, Inc. (a)	15,616	1,659,981

Pharmaceuticals - 6.7%
Eli Lilly & Co.	18,230	19,177,777
Johnson & Johnson	77,086	19,150,475
Merck & Co., Inc.	87,045	10,777,912
		49,106,164

Professional Services - 0.4%
Broadridge Financial Solutions, Inc.	7,328	1,362,055
Leidos Holdings, Inc.	10,975	1,921,723
		3,283,778

Real Estate Management & Development - 0.3%
CBRE Group, Inc. - Class A (a)	12,890	1,903,337

Semiconductors & Semiconductor Equipment - 12.6%
Broadcom, Inc.	82,996	26,521,372
Lam Research Corp.	45,828	10,718,711
Micron Technology, Inc.	42,032	17,332,736
NVIDIA Corp.	190,267	33,713,410
QUALCOMM, Inc.	18,223	2,594,226
Texas Instruments, Inc.	10,149	2,152,704
		93,033,159

Software - 6.0%
Adobe, Inc. (a)	9,130	2,395,803
Autodesk, Inc. (a)	7,120	1,750,594
Intuit, Inc.	4,110	1,681,113
Microsoft Corp.	69,650	27,354,341
Palantir Technologies, Inc. - Class A (a)	47,653	6,537,515
Roper Technologies, Inc.	4,761	1,665,065
Salesforce, Inc.	13,945	2,716,347
		44,100,778

Specialty Retail - 2.3%
Home Depot, Inc.	11,848	4,510,771
O'Reilly Automotive, Inc. (a)	32,241	3,026,785
TJX Cos., Inc.	43,427	7,020,409
Ulta Beauty, Inc. (a)	3,385	2,318,014
		16,875,979

Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	128,377	33,914,636
Western Digital Corp.	11,087	3,101,034
		37,015,670

Textiles, Apparel & Luxury Goods - 0.3%
Ralph Lauren Corp. - Class A	6,395	2,318,827

Tobacco - 1.3%
Altria Group, Inc.	56,246	3,883,224
Philip Morris International, Inc.	32,000	5,978,560
		9,861,784

Utilities - 1.2%
American Electric Power Co., Inc.	18,204	2,436,059
Consolidated Edison, Inc.	23,089	2,597,974
Duke Energy Corp.	14,163	1,853,229
Exelon Corp.	36,155	1,788,588
		8,675,850
TOTAL COMMON STOCKS (Cost $617,978,406)		712,938,900

REAL ESTATE INVESTMENT TRUSTS - 3.0%	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 0.4%
Federal Realty Investment Trust	14,738	1,603,053
VICI Properties, Inc.	48,763	1,473,130
		3,076,183

Hotel & Resort REITs - 0.2%
Host Hotels & Resorts, Inc.	90,938	1,781,475

Industrial REITs - 0.5%
Prologis, Inc.	25,102	3,578,792

Residential REITs - 0.5%
Equity Residential	29,279	1,850,726
Invitation Homes, Inc.	62,091	1,635,477
		3,486,203

Retail REITs - 0.8%
Kimco Realty Corp.	71,364	1,680,622
Regency Centers Corp.	20,388	1,610,652
Simon Property Group, Inc.	14,300	2,915,055
		6,206,329

Specialized REITs - 0.6%
Equinix, Inc.	2,577	2,510,668
Public Storage	5,531	1,698,349
		4,209,017
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $20,983,135)		22,337,999

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%	Shares	Value
First American Government Obligations Fund - Class X, 3.60% (b)	1,521,272	1,521,272
TOTAL MONEY MARKET FUNDS (Cost $1,521,272)		1,521,272

TOTAL INVESTMENTS - 99.9% (Cost $640,482,813)		736,798,171
Other Assets in Excess of Liabilities - 0.1%		936,765
TOTAL NET ASSETS - 100.0%		$737,734,936

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Horizon Multi-Factor U.S. Equity Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$712,938,900	$–	$–	$712,938,900
Real Estate Investment Trusts	22,337,999	–	–	22,337,999
Money Market Funds	1,521,272	–	–	1,521,272
Total Investments	$736,798,171	$–	$–	$736,798,171

Refer to the Schedule of Investments for further disaggregation of investment categories.